Segmentation of key figures - Net sales by region (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of geographical areas [line items]
Net sales to third parties	$ 2,094	$ 1,198	$ 4,004	$ 3,020
Percentage of entity's revenue	100.00%	100.00%	100.00%	100.00%
United States
Disclosure of geographical areas [line items]
Net sales to third parties	$ 958	$ 493	$ 1,793	$ 1,285
Percentage of entity's revenue	46.00%	41.00%	45.00%	43.00%
International
Disclosure of geographical areas [line items]
Net sales to third parties	$ 1,136	$ 705	$ 2,211	$ 1,735
Percentage of entity's revenue	54.00%	59.00%	55.00%	57.00%